Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Useful Life (Year)		10 years
Finite-Lived Intangible Asset, Useful Life (Year)	16 years	16 years
Asset Impairment Charges, Total		$ 0	$ 1,270,115
Research and Development Expense, Total		$ 0	$ 41,000